UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22043

Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	02/28

Date of reporting period:	08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco Dynamic Credit Opportunities Fund
NYSE: VTA

2	Letters to Shareholders
3	Fund Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Consolidated Schedule of Investments
28	Consolidated Financial Statements
32	Consolidated Financial Highlights
33	Notes to Consolidated Financial Statements
41	Approval of Investment Advisory and Sub-Advisory Contracts
43	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 341 2929 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Dynamic Credit Opportunities Fund

Fund Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Fund at NAV	2.10%
Fund at Market Value	1.52
Credit Suisse Leveraged Loan Index▼	1.96
Market Price Discount to NAV as of 8/31/19	–13.13
Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
     The Credit Suisse Leveraged Loan Index represents tradeable, senior-secured, US dollar-denominated, non-investment grade loans.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
3	Invesco Dynamic Credit Opportunities Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40 233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the "record date," which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco Dynamic Credit Opportunities Fund

Consolidated Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–118.60%(b)(c)(d)
Aerospace & Defense–3.83%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(e)	5.87%	12/06/2025		$ 181	$ 182,269
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	6.15%	06/28/2024		1,274	1,276,228
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014; Cost $1,444,403)(e)(f)	0.00%	07/18/2021		1,444	1,444,403
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,597,767)(e)	8.83%	07/18/2021		1,622	1,621,621
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.87%	10/04/2024		5,637	4,955,878
NAC Aviation 8 Ltd. (Ireland), Term Loan (1 mo. USD LIBOR + 6.50%)(e)	8.62%	12/31/2020		2,178	2,178,276
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(e)	7.37%	04/29/2024		1,190	1,180,186
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	05/31/2025		1,153	1,156,093
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/20/2018-06/06/2019; Cost $3,534,615)(e)	6.36%	11/21/2025		3,549	3,557,583
TransDigm, Inc.
Term Loan E (3 mo. USD LIBOR + 2.50%)	4.83%	05/30/2025		10,801	10,709,832
Term Loan F (3 mo. USD LIBOR + 2.50%)	4.83%	06/09/2023		1,778	1,768,402
Term Loan G (3 mo. USD LIBOR + 2.50%)	4.83%	08/22/2024		1,479	1,467,616
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	03/08/2025		535	515,952
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.62%	02/28/2021		1,968	1,969,585
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/06/2018-04/04/2019; Cost $1,436,968)(e)	7.93%	02/12/2024		1,442	1,449,000
					35,432,924
Air Transport–3.46%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	4.06%	06/27/2025		35	34,583
Avolon TLB Borrower 1 (US) LLC (Ireland), Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.92%	01/15/2025		3,277	3,287,727
Etraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	3,414	3,774,623
Gol LuxCo S.A. (Brazil), Term Loan (6 mo. USD LIBOR + 6.50%)	6.50%	08/31/2020		4,311	4,375,211
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (e)	7.02%	12/01/2021		187	184,848
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (e)	7.02%	12/01/2021		216	214,251
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%)(e)	7.02%	12/01/2021		183	180,941
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (e)	7.02%	03/01/2022		234	231,575
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (e)	7.02%	03/01/2022		213	210,716
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (e)	7.02%	09/01/2022		242	239,632
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (e)	7.02%	09/01/2022		249	246,383
Term Loan N950LR (3 mo. USD LIBOR + 4.50%)(e)	7.02%	09/01/2022		274	271,133
Term Loan N951LR (3 mo. USD LIBOR + 4.50%)(e)	7.02%	09/01/2022		259	256,733
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (e)(g)	—	05/09/2024		3,276	3,210,900
Term Loan (3 mo. USD LIBOR + 5.50%)(e)	7.84%	05/09/2024		9,829	9,632,701
WestJet Airlines Ltd. (Canada), Term Loan B (g)	—	08/07/2026		5,619	5,640,750
					31,992,707
Automotive–4.94%
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.38%	05/19/2023		989	932,259
Garrett Borrowing LLC (Switzerland), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.82%	09/27/2025		738	732,080
IAA Spinco Inc., Term Loan (g)	—	06/29/2026		1,378	1,386,953
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (f)	3.54%	03/20/2025		$ 201	$ 197,091
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	03/20/2025		1,579	1,552,497
Muth Mirror Systems, LLC
Revolver Loan (e)(g)	—	04/23/2025		1,677	1,643,656
Term Loan (3 mo. USD LIBOR + 5.25%)(e)	7.51%	04/23/2025		20,336	19,929,326
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.70%	11/06/2024		385	384,978
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR	4,549	5,012,046
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.61%	04/30/2026		1,039	1,025,504
Project Boost Purchaser, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	06/01/2026		472	468,461
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	05/22/2024		2,174	2,092,528
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.11%	10/01/2025		4,493	4,198,216
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $167,192)(e)	8.33%	10/02/2023		167	152,144
Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	01/01/2024		914	830,591
TI Group Automotive Systems, L.L.C. (United Kingdom), Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	06/30/2022		369	366,949
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.00%	03/07/2024		472	472,780
Transtar Holding Co.
Delayed Draw Term Loan (e)(f)	0.00%	04/11/2022		158	157,647
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $1,710,502)(e)	6.43%	04/11/2022		1,707	1,693,957
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (e)(h)	7.75%	04/11/2022		603	602,920
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.71%	02/05/2026		663	666,206
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	04/04/2025		1,181	1,172,473
					45,671,262
Beverage & Tobacco–0.57%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	12/13/2023		2,488	2,377,529
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	12/13/2023		2,679	2,566,410
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	12/13/2023		291	285,341
					5,229,280
Building & Development–2.17%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.11%	10/31/2023		1,258	1,249,017
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	01/02/2025		3	3,247
Capital Automotive L.P., Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	8.12%	03/24/2025		1,554	1,563,722
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.83%	06/02/2025		74	72,300
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	06/03/2024		740	723,131
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	961	1,061,475
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	10/25/2023		1,461	1,369,730
HD Supply, Inc., Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	3.86%	10/17/2023		736	739,390
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan B (g)	—	07/04/2024	EUR	2,115	2,319,267
Quimper AB (Sweden)
First Lien Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	4,537	5,017,977
First Lien Term Loan B-2 (2 mo. EURIBOR + 4.25%)	4.25%	02/15/2026	EUR	220	242,964
Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/04/2019-05/07/2019; Cost $2,024,914)(e)	8.25%	02/13/2027	EUR	1,818	2,013,066
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	12/15/2023		1,431	1,414,654
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
SRS Distribution, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	05/23/2025		$ 1	$ 270
TAMKO Building Products, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.55%	05/29/2026		67	66,797
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.33%	07/24/2024		2,258	2,207,580
					20,064,587
Business Equipment & Services–11.74%
Allied Universal Holdco LLC, Delayed Draw Term Loan (f)	0.00%	06/27/2026		538	537,765
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	06/30/2022		1,527	1,431,194
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.89%	03/20/2025		616	617,312
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.61%	08/04/2025		7,449	7,571,275
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.11%	08/04/2022		11	11,120
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.11%	11/03/2023		4,817	4,825,572
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.11%	11/03/2024		51	51,487
AVS Group GmbH (Germany), Term Loan B (g)	—	07/17/2026	EUR	1,116	1,235,858
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.25%	06/15/2026		607	609,222
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.26%	05/22/2024		1,198	1,201,573
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.52%	06/21/2024		2,394	2,278,063
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.66%	08/15/2025		1,171	1,173,496
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.53%	10/14/2024	GBP	3,188	3,801,886
Cast & Crew Payroll, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.12%	02/09/2026		122	122,655
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 3.18% Cash Rate (h)	9.50%	08/15/2023		551	261,707
Term Loan (1 mo. USD LIBOR + 7.50%)	9.68%	02/15/2023		434	360,182
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.71%	08/08/2025		161	156,948
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	9.46%	08/08/2026		86	85,487
Crossmark Holdings, Inc., Exit Term Loan (1 mo. USD LIBOR + 10.00%)	12.15%	07/26/2023		383	386,440
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	7.15%	02/06/2026		2,462	2,471,796
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	04/16/2025		1,240	1,214,846
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	11.11%	04/16/2026		596	570,371
Global Payments, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.86%	04/21/2023		38	37,629
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.86%	10/17/2025		749	749,695
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	08/01/2025		233	233,183
HNVR Holdco Ltd. (United Kingdom), Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2025	EUR	937	1,034,236
Holding Socotec (France), Term Loan B-4 (g)	—	07/27/2024	EUR	2,308	2,544,226
I-Logic Technologies Bidco Ltd. (United Kingdom)
Term Loan (3 mo. USD LIBOR + 3.00%)	5.65%	12/20/2024		340	331,093
Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	12/21/2024	EUR	1,567	1,733,194
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%) (Acquired 07/28/2017; Cost $5,551,424)(e)	5.51%	06/23/2024	GBP	4,254	5,176,384
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(e)	6.83%	03/05/2026		1,795	1,776,845
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/04/2019; Cost $1,182,556)(e)	10.83%	03/05/2027		1,218	1,214,833
ION Trading Technologies S.a.r.l. (Ireland)
Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	11/21/2024	EUR	5,475	5,929,693
Term Loan (6 mo. USD LIBOR + 4.00%)	6.65%	11/21/2024		970	935,356
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	01/02/2026		1,489	1,473,879
KAR Auction Services, Inc., Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.88%	03/09/2023		440	440,048
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/23/2021		$ 2,938	$ 2,752,838
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.58%	07/23/2021		2,885	2,673,683
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	04/25/2025		3,155	3,174,765
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.48%	03/13/2025		32	31,975
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	11/21/2024		1,172	1,180,478
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 5.00%) (Acquired 06/27/2019; Cost $2,904,166)	7.11%	07/01/2024		2,979	2,978,632
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	8.61%	09/30/2022		6,034	5,696,293
Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	10/01/2025		8,323	8,373,090
Sector Alarm Holding A.S. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	06/04/2026	EUR	127	140,701
ServPro Borrower, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	03/26/2026		278	277,897
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	10/30/2023		2,429	1,998,030
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.58%	11/14/2022		5,173	5,068,548
Techem Verwaltungsgesellschaft Gmbh (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	07/31/2025	EUR	1,263	1,397,546
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 5.00%)	7.54%	03/20/2026		1,400	1,293,280
Ventia Deco LLC (Australia), Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	5.85%	06/25/2026		1,641	1,642,833
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	05/16/2022		994	978,643
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	05/16/2022		103	101,459
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/12/2023		133	130,161
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/14/2023		23	22,797
West Corp.
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.11%	10/10/2024		3,294	2,958,967
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.61%	10/10/2024		1,524	1,359,223
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	05/17/2026		3,370	3,383,888
WowMidco SAS (France)
Term Loan B (g)	—	08/02/2026	EUR	4,065	4,486,218
Term Loan B (g)	—	08/08/2026	GBP	1,531	1,863,477
					108,551,971
Cable & Satellite Television–1.96%
Altice Financing S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	6.20%	08/14/2026		2,761	2,742,354
Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	07/15/2025		476	462,628
Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	01/31/2026		1,487	1,440,429
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.88%	01/31/2026		4,242	4,177,426
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	01/03/2025		2,763	2,756,506
Charter Communications Operating, LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	04/30/2025		46	46,089
Ion Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.12%	12/18/2024		1,416	1,415,531
Ziggo Secured Finance Partnership (Netherlands)
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.70%	04/15/2025		4,390	4,366,885
Term Loan F (6 mo. EURIBOR + 3.00%)	3.00%	04/15/2025	EUR	620	682,947
					18,090,795
Chemicals & Plastics–3.86%
Alpha US Bidco, Inc. (United Kingdom), Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	01/31/2024		529	514,938
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/01/2025	EUR	1,328	1,466,085
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.38%	11/14/2025		1,308	1,312,401
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	05/16/2024		$ 580	$ 580,687
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/16/2024		113	111,727
Chemours Co. (The), Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.87%	04/03/2025		93	90,596
Encapsys, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	11/07/2024		9	8,827
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		170	169,529
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		166	165,922
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.17%	10/20/2024		113	112,508
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	1,636	1,799,321
Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	5.82%	06/26/2026		650	650,098
Ignition Midco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/02/2025	EUR	4,440	4,917,903
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	5.15%	03/28/2025		1,229	1,218,980
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.90%	03/30/2026		598	595,757
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 01/26/2018; Cost $228,669)	9.11%	01/31/2026		230	211,317
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	01/31/2025		255	238,028
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.83%	03/01/2026		6,316	6,285,411
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	5.81%	11/14/2025		1,065	1,065,824
Oxea Corp. (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	1,779	1,956,992
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.75%	10/14/2024		1,458	1,453,937
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	902	951,445
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.89%	02/27/2026		508	486,988
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.76%	02/05/2025		170	170,224
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	11/20/2023		1,862	1,788,599
Starfruit US Holdco LLC (Netherlands), Term Loan (1 mo. USD LIBOR + 3.25%)	5.46%	10/01/2025		6,398	6,199,306
Tata Chemicals North America, Inc. (India), Term Loan (3 mo. USD LIBOR + 2.75%)	5.13%	08/07/2020		757	758,261
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	09/06/2024		3	3,126
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	09/23/2024		391	388,449
Univar, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	07/01/2024		1	134
					35,673,320
Clothing & Textiles–1.06%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	09/27/2024		2,139	2,133,804
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.87%	09/29/2025		1,676	1,683,850
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.23%	05/01/2024		1,011	910,293
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	6.80%	05/17/2026		839	844,986
Mascot Bidco Oy (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR	3,818	4,217,996
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	04/25/2025		54	52,847
					9,843,776
Conglomerates–0.29%
CTC AcquiCo GmbH (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.87%	03/07/2025		17	16,316
Penn Engineering & Manufacturing Corp., Term Loan C (3 mo. EURIBOR + 2.50%)	3.50%	06/27/2024	EUR	6	6,737
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates–(continued)
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.21%	02/03/2025		$ 2,021	$ 1,944,895
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.96%	02/03/2025		438	426,083
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.96%	02/02/2026		297	289,962
					2,683,993
Containers & Glass Products–5.06%
Aenova Holding GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	08/07/2020	EUR	2,613	2,836,924
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR	77	83,171
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR	32	34,909
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR	12	12,943
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	5.22%	11/07/2025		770	755,391
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	11/07/2025		1,089	1,065,015
Berry Global, Inc.
Term Loan T (1 mo. USD LIBOR + 2.00%)	4.20%	01/06/2021		69	69,181
Term Loan U (1 mo. USD LIBOR + 2.50%)	4.70%	07/01/2026		12,522	12,535,223
Term Loan V (1 mo. EURIBOR + 2.50%)	2.50%	05/17/2026	EUR	186	205,012
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	05/22/2024		1,340	1,321,951
Incremental Term Loan (3 mo. USD LIBOR + 3.50%)	5.61%	06/26/2026		1,216	1,212,662
Duran Group (Germany)
Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $3,576,343)(e)	6.34%	03/21/2024		3,605	3,533,178
Term Loan B-3 (3 mo. EURIBOR + 4.00%) (Acquired 12/13/2017; Cost $7,980,865)(e)	4.00%	03/21/2024	EUR	6,732	7,250,449
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.57%	06/29/2025		5,037	4,814,895
Term Loan (3 mo. USD LIBOR + 3.25%)	5.32%	12/29/2023		40	38,330
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.31%	10/19/2023		1,208	1,188,821
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.81%	10/21/2024		231	219,774
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	6.33%	11/21/2023		1,906	1,895,258
Klockner Pentaplast of America, Inc. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	5,184	5,087,416
Refresco Group, N.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	969	1,066,053
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	6.02%	11/30/2023		1,325	1,295,337
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	10/17/2024		248	237,869
					46,759,762
Cosmetics & Toiletries–1.32%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	09/26/2024		3,652	3,409,332
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.86%	09/26/2025		1,483	1,305,796
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	08/11/2025		569	446,285
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.47%	04/05/2025		5,475	5,314,789
Rodenstock Holding GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	1,637	1,737,659
					12,213,861
Drugs–1.79%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.36%	05/17/2026		1,633	1,641,112
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	04/29/2024		4,729	4,332,059
Grifols Worldwide Operations USA, Inc. (Spain), Term Loan B (1 wk. USD LIBOR + 2.25%)	4.39%	01/31/2025		731	732,634
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–(continued)
Valeant Pharmaceuticals International, Inc. (Canada)
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	11/27/2025		$ 4,737	$ 4,741,595
Term Loan (1 mo. USD LIBOR + 3.00%)	5.20%	06/02/2025		5,115	5,129,918
					16,577,318
Ecological Services & Equipment–0.75%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.39%	11/10/2023		197	197,809
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/11/2025		1,125	1,067,280
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/30/2025		4,109	4,077,194
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/16/2018; Cost $467,218)(e)	9.86%	03/20/2026		476	454,180
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	02/06/2026		575	572,443
US Ecology, Inc., Term Loan	4.79%	08/14/2026		563	566,402
					6,935,308
Electronics & Electrical–12.89%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	09/19/2025		86	87,011
Blackboard, Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	7.30%	06/30/2021		6	5,892
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.26%	04/18/2025		1,855	1,767,704
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	06/16/2023		3,291	3,274,488
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	04/06/2026		6,685	6,665,364
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	7.00%	04/30/2022		554	547,526
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.38%	08/31/2022		3,146	3,335,245
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	4,397	4,562,428
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.00%	11/06/2023		1,513	1,433,760
DigiCert Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	10/31/2024		109	108,855
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.12%	10/31/2025		351	351,075
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.50%	12/17/2025		3,767	3,761,964
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	05/06/2026		1,110	1,112,569
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	5,091	5,556,658
Finastra USA, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024		2,707	2,617,196
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	07/01/2024		915	912,928
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	07/07/2025		413	415,410
Imperva, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.93%	01/11/2027		924	912,752
Marcel Bidco LLC
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	03/11/2025		529	521,586
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	03/11/2025	EUR	1,005	1,100,900
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	8.34%	05/08/2025		3,415	3,423,254
McAfee, LLC, Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	4,129	4,554,937
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	08/15/2022		1,900	1,912,011
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.12%	05/29/2025		1,481	1,484,068
Mirion Technologies, Inc., Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	6.33%	03/06/2026		36	36,466
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	5.40%	07/05/2023		906	908,404
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	7.12%	04/29/2026		2,536	2,541,973
NCR Corp.
Delayed Draw Term Loan (g)	—	08/08/2026		1,325	1,324,125
Term Loan (g)	—	08/28/2026		1,514	1,513,286
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.61%	08/08/2024		$ 1,896	$ 1,843,759
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.61%	08/08/2024		1,107	1,088,450
Oberthur Technologies of America Corp. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	5,975	6,467,422
OEConnection LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.12%	11/22/2024		936	936,235
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $222,163)(e)	10.12%	11/22/2025		224	225,958
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.36%	01/31/2025		632	418,717
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	02/01/2024		2,991	2,482,425
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	07/02/2025		4,105	4,094,424
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(e)	6.45%	01/02/2025		1,991	1,986,026
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	6.45%	07/07/2023		1,273	1,270,888
Term Loan (6 mo. USD LIBOR + 4.50%)	6.70%	07/07/2023		1,711	1,714,553
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.51%	05/16/2025		6,356	6,207,554
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/29/2026		395	379,784
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	10/25/2025		519	520,241
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	04/24/2022		6,276	5,278,111
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(e)	6.61%	10/31/2025		2,067	2,061,476
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	10.11%	11/02/2026		302	297,525
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	10/31/2025		1,606	1,603,345
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)(e)	5.64%	05/16/2025		277	258,663
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		2,695	2,701,603
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		1,821	1,825,601
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		4,558	4,565,663
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.58%	09/29/2023		1,768	1,775,585
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	09/30/2023	EUR	39	43,354
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.73%	09/28/2024		3,661	3,659,653
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/04/2026		4,674	4,691,194
Veritas US, Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	2,159	2,290,235
Western Digital Corp., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.86%	04/29/2023		42	42,326
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.61%	12/01/2023		1,717	1,699,810
					119,180,415
Equipment Leasing–0.23%
Irel AcquiCo. GmbH (Germany), Term Loan B-1 (g)	—	05/29/2026	EUR	1,730	1,920,676
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.86%	10/31/2025		203	203,953
					2,124,629
Financial Intermediaries–2.08%
Evergood 4 APS (Denmark)
Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR	4,631	5,076,975
Term Loan B-1E (2 mo. EURIBOR + 3.25%)(f)	3.00%	02/06/2025	EUR	1,559	1,715,059
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR	1,623	1,791,862
Term Loan B-2 (e)	3.75%	02/06/2025		523	577,907
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	4.12%	03/22/2024		111	103,720
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	05/31/2023		3,449	3,352,457
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	4,794	5,176,322
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Stiphout Finance LLC
Second Lien Term Loan (1 mo. EURIBOR + 7.25%)	7.25%	10/26/2023	EUR	1,303	$ 1,425,374
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.36%	10/26/2023		$ 26	24,889
					19,244,565
Food & Drug Retailers–0.03%
Albertsons Co., Inc., Term Loan B-8 (1 mo. USD LIBOR + 2.75%)	4.86%	08/17/2026		280	281,640
Food Products–3.14%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.96%	10/01/2025		4	4,487
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.97%	10/01/2026		614	609,513
CHG PPC Parent LLC
Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	03/31/2025		471	468,016
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	03/31/2025	EUR	740	821,093
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.29%	07/03/2020		2,539	2,437,504
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.11%	05/23/2025		147	143,289
Term Loan (1 mo. USD LIBOR + 3.69%)	5.80%	05/23/2025		3,481	3,394,320
Jacobs Douwe Egberts International B.V. (Netherlands), Term Loan B (1 mo. USD LIBOR + 2.00%)	4.25%	11/01/2025		450	451,120
JBS USA Lux S.A., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	05/01/2026		7,148	7,171,564
Manna Pro Products, LLC
Delayed Draw Loan (Acquired 05/30/2019; Cost $479,208)(e)(g)	—	12/08/2023		484	478,961
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $1,620,744)(e)	8.15%	12/08/2023		1,636	1,620,028
Mastronardi Produce-USA, Inc. (Canada), Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 04/19/2018; Cost $781,832)	5.36%	05/01/2025		783	783,479
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.45%	05/15/2024		175	174,548
Post Holdings, Inc., Series A, Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.15%	05/24/2024		825	826,589
Shearer’s Foods, LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/30/2021		1,577	1,577,750
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.86%	06/30/2022		237	235,696
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.36%	10/22/2025		9,446	7,847,702
					29,045,659
Food Service–2.27%
Carlisle FoodService Products, Inc.
Delayed Draw Term Loan (g)	—	03/20/2025		77	73,043
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	03/20/2025		757	722,199
EG Finco Ltd. (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.33%	02/06/2025		902	891,044
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.33%	02/06/2025		674	666,482
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	4,025	4,334,384
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	07/20/2025		1,936	1,838,949
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 3.25%)	5.55%	02/05/2025		183	182,301
New Red Finance, Inc. (Canada), Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	02/16/2024		2,855	2,854,908
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	04/19/2024		1,447	1,055,955
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.82%	04/18/2025		344	142,297
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.61%	10/01/2026		665	665,974
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.12%	02/01/2026		273	273,743
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
US Foods, Inc.
Incremental Term Loan B (g)	—	08/15/2026		$ 5,030	$ 5,046,292
Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	06/27/2023		2,281	2,286,170
					21,033,741
Forest Products–0.00%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	04/06/2024		20	20,185
Health Care–10.24%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.61%	02/11/2022		932	933,841
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.61%	02/16/2023		1,824	1,827,867
Argon Medical Devices Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/03/2017; Cost $117,129)	10.11%	01/23/2026		118	116,378
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.68%	02/11/2026		3,468	3,458,163
Biogroup-LCD (France)
Term Loan B-4	3.89%	06/30/2024	EUR	2,414	2,671,116
Term Loan B (3 mo. EURIBOR + 3.75%)(e)	3.75%	06/14/2025	EUR	1,244	1,370,594
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR	956	1,064,075
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	4.00%	07/20/2025	EUR	1,026	1,141,776
Convatec, Inc. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.25%)	4.58%	10/31/2023		277	276,917
Curium BidCo S.a.r.l. (Luxembourg), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.22%	06/27/2026		965	968,910
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.61%	06/08/2026		1,060	1,049,668
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	10,736	11,908,504
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.22%	10/27/2022		201	202,641
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	08/15/2026		2,007	2,004,486
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	7,484	8,235,019
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	02/03/2024		2,320	2,326,083
MED ParentCo., L.P.
First Lien Term Loan (g)	—	08/02/2026		1,566	1,553,061
Second Lien Term Loan (g)	—	08/02/2027		647	649,952
Nemera (Financiere N BidCo) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	2,133	2,329,870
Nidda Healthcare Holding AG (Germany)
Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.27%	08/21/2024	GBP	1,185	1,448,525
Term Loan D (3 mo. EURIBOR+ 4.00%)	4.00%	08/21/2024	EUR	6,150	6,819,993
Ortho-Clinical Diagnostics, Inc. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.25%)	5.56%	06/30/2025		3,340	3,159,646
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%) (Acquired 05/23/2018; Cost $6,561,379)	4.00%	06/05/2025	EUR	4,277	4,183,177
Sunshine Luxembourg VII S.a.r.l. (Luxembourg)
Term Loan (g)	—	07/17/2026	EUR	3,386	3,740,383
Term Loan (3 mo. USD LIBOR + 4.25%)(g)	—	07/23/2026		4,301	4,306,228
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	09/02/2024		8	7,721
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (g)	—	07/01/2026	EUR	6,541	7,219,447
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	02/06/2024		1,836	1,484,506
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	2,657	2,950,839
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	5,109	5,636,393
Unilabs Diagnostics AB (Sweden), Revolver Loan (e)(f)	0.00%	04/01/2021	EUR	6,439	7,027,677
WP CityMD Bidco LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.71%	08/13/2026		2,682	2,658,422
					94,731,878
Home Furnishings–1.76%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	02/05/2024		1,303	1,293,335
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.12%	09/29/2024		1,532	1,527,325
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	08/05/2024		$ 999	$ 963,066
Hilding Anders AB (Sweden)
PIK Term Loan (Acquired 06/17/2014-11/23/2017; Cost $3,260,626)(e)(i)(j)	0.00%	06/30/2020	EUR	4,847	53,273
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR	8,867	7,507,474
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.61%	02/28/2025		704	682,513
PGT Innovations Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.69%	02/16/2022		74	73,882
Serta Simmons Bedding, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	11/08/2023		2,706	1,817,571
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.18%	11/08/2024		419	189,542
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	09/25/2024		1,790	1,696,446
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	09/25/2025		526	494,143
					16,298,570
Industrial Equipment–2.24%
ACTA B.V. (Kiwa) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	12/05/2025	EUR	3,077	3,419,973
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	04/28/2025		384	371,302
Clark Equipment Co. (South Korea), Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	05/18/2024		1,365	1,365,870
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.92%	06/20/2026		1,093	1,078,271
Delachaux Group S.A. (France)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	04/16/2026	EUR	2,836	3,135,156
Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.82%	04/16/2026		466	464,774
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	08/29/2023		744	749,082
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	07/19/2024		708	707,967
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/19/2024		2,115	2,052,345
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.58%	07/18/2025		1,317	1,304,073
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.86%	07/30/2024		1,268	1,272,632
Hamilton Holdco LLC (Australia), Term Loan (3 mo. USD LIBOR + 2.00%)(e)	4.33%	07/02/2025		254	254,091
MX Holdings US, Inc., Term Loan B-1C (1 mo. USD LIBOR + 3.00%)	5.11%	07/31/2025		331	331,743
New VAC US LLC (Germany), Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	6.33%	03/08/2025		667	664,090
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.83%	11/27/2020		2,204	2,055,544
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.38%	02/28/2025		434	407,488
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.13%	02/28/2026		613	538,443
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	01/31/2024		525	527,053
					20,699,897
Insurance–0.34%
Andromeda Investissements S.A. (France), Term Loan B-1 (g)	—	04/26/2026	EUR	2,040	2,269,395
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	08/16/2025		376	377,435
Sedgwick Claims Management Services, Inc., First Lien Term Loan	6.10%	08/08/2026		485	484,133
					3,130,963
Leisure Goods, Activities & Movies–4.22%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	02/01/2024		10,210	10,029,495
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.87%	10/19/2023		3,499	3,489,557
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.71%	01/04/2026		618	626,704
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.98%	11/08/2023		1,825	1,582,178
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.20%	04/12/2024		1,323	1,292,030
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.36%	04/18/2025		1,751	1,752,319
International Park Holdings B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	06/13/2024	EUR	1,063	1,162,613
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Invictus Media S.L.U. (Spain)
Term Loan A-1 (g)	—	06/28/2024	EUR	1,296	$ 1,428,248
Term Loan A-2 (g)	—	06/28/2024	EUR	2,804	3,089,412
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	1,546	1,708,015
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	927	1,023,881
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.15%	12/16/2024		$ 1,097	1,102,488
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.00%) (Acquired 07/07/2017; Cost $3,282,490)(e)	4.00%	07/11/2024	CHF	3,177	3,186,247
Shutterfly, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.87%	08/17/2024		1,282	1,282,644
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.69%	08/19/2024		789	789,038
SRAM, LLC, Delayed Draw Term Loan (e)(f)	0.00%	03/15/2024		746	746,715
SSH Group Holdings, Inc.
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)	6.51%	07/30/2025		241	239,072
Second Lien Term Loan (2 mo. USD LIBOR + 8.25%)	10.51%	07/30/2026		264	264,817
UFC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	04/29/2026		170	169,809
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (f)	0.00%	06/21/2026	EUR	1,224	1,354,935
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	2,453	2,715,995
					39,036,212
Lodging & Casinos–4.96%
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	06/16/2025		159	157,995
Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	06/16/2025		658	653,007
Aristocrat Technologies, Inc. (Australia), Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.03%	10/19/2024		435	436,371
B&B Hotels SAS (France)
Second Lien Term Loan B (g)	—	07/10/2027	EUR	1,512	1,657,044
Term Loan B-1A (3 mo. EURIBOR + 4.75%)	4.75%	07/10/2026	EUR	4,742	5,269,762
Caesars Entertainment Operating Co., LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.11%	10/06/2024		362	362,078
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	12/23/2024		10,734	10,592,202
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	04/18/2024		1,550	1,552,291
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	08/30/2023		168	168,308
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	4.11%	11/30/2023		711	712,783
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.90%	06/22/2026		2,075	2,082,787
Markermeer Finance B.V. (Netherlands), Term Loan B-3 (g)	—	12/22/2024	EUR	2,398	2,644,450
MGM Growth Properties Operating Partnership L.P., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	03/24/2025		220	220,715
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	5.12%	05/15/2026		1,774	1,785,365
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.36%	10/15/2025		1,358	1,364,018
Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	4.89%	08/14/2024		751	742,826
Stars Group (US) Co-Borrower, LLC (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2025		3,099	3,111,914
Tackle Group S.a.r.l. (Luxembourg)
Revolver Loan (e)(f)	0.00%	06/08/2022	EUR	741	808,021
Term Loan B (g)	—	08/02/2024	EUR	8,459	9,310,844
Twin River Management Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	05/10/2026		1,328	1,329,237
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.17%	12/20/2024		860	862,420
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	05/30/2025		80	80,602
					45,905,040
Nonferrous Metals & Minerals–1.04%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	03/21/2025		1,120	1,119,459
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.31%	06/01/2025		3,223	2,672,397
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)(e)	5.58%	01/28/2022	$ 2,958	$ 2,847,483
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	01/30/2023	547	535,435
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.13%	05/01/2025	1,144	1,079,358
US Salt, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(e)	6.86%	01/16/2026	1,357	1,362,291
				9,616,423
Oil & Gas–7.04%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/24/2024	1,411	1,292,353
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.89%	09/30/2024	8,995	9,008,634
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.17%	05/21/2025	1,955	1,765,772
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.49%	12/31/2021	2,360	2,106,421
Term Loan (1 mo. USD LIBOR + 4.75%)	6.87%	12/31/2022	2,802	2,562,417
Centurion Pipeline Co., LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	09/29/2025	837	837,530
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.71%	03/06/2023	3,243	3,115,021
Delek US Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	4.58%	03/31/2025	4,011	3,996,531
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	8.86%	10/29/2025	1,978	1,483,813
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.51%	04/11/2022	4,543	4,026,339
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.51%	04/11/2023	4,939	3,792,473
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	7.12%	12/23/2024	1,350	1,305,903
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.52%	08/25/2023	1,683	1,335,631
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.03%	07/02/2023	1,503	1,364,412
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	02/17/2025	1,432	1,327,678
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.11%	05/12/2025	5,963	5,490,071
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	09/29/2025	431	431,540
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	12/13/2024	2,397	2,254,489
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(e)	11.83%	06/27/2022	2,478	2,279,735
Paragon Offshore Finance Co., Term Loan (Acquired 07/11/2014; Cost $9,290)(e)(i)(j)	0.00%	07/16/2021	9	0
Petroleum GEO-Services ASA (Norway), Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	03/19/2021	4,421	4,193,820
Prairie ECI Acquiror L.P., Term Loan B (3 mo. USD LIBOR + 4.75%)	7.08%	03/11/2026	2,158	2,114,050
Seadrill Operating L.P. (United Kingdom), Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	02/21/2021	12,827	7,651,255
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)	10.50%	10/01/2019	286	277,685
PIK Term Loan (i)(j)	0.00%	08/04/2021	750	561,274
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)(e)	8.69%	03/30/2023	524	508,000
				65,082,847
Publishing–1.70%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.11%	04/11/2025	897	900,984
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/12/2024	184	182,432
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.37%	06/07/2023	4,096	3,936,402
Clear Channel Outdoor Holdings, Inc., Term Loan B (g)	—	08/15/2026	6,956	6,960,430
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.51%	06/01/2022	735	738,388
ProQuest LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	10/24/2021	1,071	1,072,441
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.38%	12/31/2022	2,067	1,673,461
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.11%	01/27/2024	224	223,674
				15,688,212
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–2.51%
Diamond Sports Group LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.39%	08/24/2026		$ 3,592	$ 3,600,175
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	4.83%	01/02/2026		2,977	2,982,303
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.23%	05/01/2026		2,379	2,390,051
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.48%	01/17/2024		160	159,521
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.37%	01/17/2024		803	800,782
Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.89%	06/20/2026		10,535	10,553,936
Sinclair Television Group, Inc., Term Loan B-2b (1 mo. USD LIBOR + 2.50%)	4.54%	09/30/2026		2,741	2,743,363
					23,230,131
Retailers (except Food & Drug)–1.73%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	09/25/2024		4,050	3,862,958
Claire’s Stores, Inc., First Lien Term Loan (6 mo. USD LIBOR + 7.25%)	9.94%	09/15/2038		66	122,765
Fossil Group, Inc., Term Loan (1 mo. USD LIBOR + 8.00%)	10.09%	12/31/2020		341	341,682
Fullbeauty Brands Holdings Corp.
Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 02/07/2019; Cost $254,177)(e)	12.47%	02/07/2022		254	247,822
Term Loan B-1 (3 mo. USD LIBOR + 8.50%)	11.47%	02/07/2024		386	370,996
Term Loan B-2	10.77%	02/07/2022		16	15,818
Party City Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	08/19/2022		822	813,665
Payless, Inc.
Term Loan A-1 (j)	0.00%	02/10/2022		834	437,934
Term Loan A-2 (j)	0.00%	08/10/2022		1,566	555,852
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.50%	01/26/2023		5,871	4,236,954
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate (h)	7.00%	10/29/2019	EUR	5,850	2,491,239
Watson BidCo B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	05/20/2024	EUR	3,671	2,460,843
					15,958,528
Surface Transport–2.24%
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	10.87%	11/12/2020		3,875	2,325,074
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/29/2022		124	120,439
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/29/2022		3,080	2,979,707
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	10/12/2024		18	17,601
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.36%	06/26/2021		1,892	1,803,103
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.68%	02/24/2025		1,651	1,660,413
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 7.25%) (Acquired 03/24/2017; Cost $12,733,691)(e)	8.03%	03/29/2024	GBP	10,325	11,778,526
					20,684,863
Telecommunications–9.19%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	01/31/2025		8,720	8,609,261
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	6.21%	05/01/2024		7,057	6,836,693
Term Loan (1 mo. USD LIBOR + 3.00%)	5.21%	05/01/2024		309	290,115
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.12%	10/05/2023		6,699	6,433,304
Eircom Finco S.a.r.l. (Ireland), Term Loan B-2 (1 mo. EURIBOR + 3.00%)	3.00%	04/26/2026	EUR	982	1,081,982
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.87%	06/15/2024		419	415,602
GCI Holdings, Term Loan B (g)	—	02/02/2022		1,157	1,139,983
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/16/2024		259	257,354
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.62%	01/02/2024		2,705	2,741,016
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) (Acquired 08/08/2018-07/30/2019; Cost $1,154,169)(e)	4.61%	12/10/2025		1,154	1,159,900
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Midcontinent Communications, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.28%	07/29/2026		$ 2,034	$ 2,044,277
MLN US Holdco LLC
First Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	11/30/2025		2,746	2,640,832
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.86%	11/30/2026		1,327	1,158,497
MM Holdphone (Spain)
Delayed Draw Term Loan (f)	0.00%	05/07/2026	EUR	108	119,858
Term Loan B-1 (g)	—	05/04/2026	EUR	432	477,545
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	11/15/2024		2,042	2,010,401
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	04/25/2025	EUR	5,396	5,950,042
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.12%	04/11/2025		2,781	2,768,718
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.13%	02/02/2024		7,501	7,494,958
Term Loan (1 mo. USD LIBOR + 2.50%)	4.63%	02/02/2024		6,938	6,903,678
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.20%	03/09/2023		2,406	2,253,706
Telesat LLC (Canada), Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.83%	11/17/2023		8,728	8,742,193
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	05/02/2023		1,801	1,762,298
Windstream Services, LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	02/26/2021		2,928	2,944,430
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(i)(j)	10.25%	03/29/2021		6,445	6,571,300
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(i)	9.50%	02/17/2024		2,131	2,149,022
					84,956,965
Utilities–5.95%
AI Alpine AT BidCo GmbH, Term Loan B (1 mo. USD LIBOR + 2.75%)(e)	5.00%	10/25/2025		144	141,090
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	05/27/2022		745	746,128
Brookfield WEC Holdings, Inc., Incremental Term Loan (g)	—	08/01/2025		114	114,677
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	01/15/2025		122	121,646
Calpine Corp.
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	4.61%	08/12/2026		5,051	5,044,196
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.83%	01/15/2024		2,797	2,798,136
Term Loan B-9 (2 mo. USD LIBOR + 2.75%)	5.08%	04/05/2026		7,698	7,701,775
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	10/02/2023		5,088	5,112,604
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.82%	12/17/2021		4,371	4,392,355
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	5.83%	12/17/2021		502	504,090
Heritage Power, LLC, Term Loan B (3 mo. USD LIBOR + 6.00%)	8.21%	07/01/2026		3,297	3,241,298
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	08/28/2025		100	100,456
KAMC Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.18%	08/14/2026		1,176	1,175,982
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	01/30/2024		4,614	4,457,425
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.86%	01/30/2024		260	251,406
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	05/16/2024		2,861	2,859,091
Pacific Gas and Electric Co.
Delayed Draw Term Loan (f)	0.00%	01/29/2020		1,129	1,129,077
DIP Term Loan (1 mo. USD LIBOR + 2.25%)	4.50%	12/31/2020		3,366	3,387,230
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/06/2025		894	809,355
Revere Power, LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.58%	03/27/2026		779	774,573
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.58%	03/27/2026		154	153,588
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.62%	12/02/2021		334	319,631
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Vistra Operations Co. LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.15%	12/31/2025	$ 7,982	$ 8,000,845
Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	08/04/2023	1,681	1,684,975
				55,021,629
Total Variable Rate Senior Loan Interests (Cost $1,148,660,750)				1,096,693,856
U.S. Dollar Denominated Bonds & Notes–10.23%
Aerospace & Defense–1.00%
TransDigm, Inc.(k)	6.25%	03/15/2026	8,533	9,226,136
Air Transport–0.25%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025	2,351	2,338,407
Automotive–0.21%
Allison Transmission, Inc.(k)	5.88%	06/01/2029	929	998,675
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.(k)	6.25%	05/15/2026	867	901,680
				1,900,355
Business Equipment & Services–0.84%
Dun & Bradstreet Corp. (The)(k)	6.87%	08/15/2026	846	918,439
Prime Security Services Borrower, LLC / Prime Finance, Inc.(k)	5.25%	04/15/2024	3,442	3,563,881
Prime Security Services Borrower, LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026	3,170	3,312,650
				7,794,970
Cable & Satellite Television–1.57%
Altice Financing S.A. (Luxembourg)(k)	6.62%	02/15/2023	536	554,090
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026	3,064	3,270,820
CSC Holdings, LLC(k)	5.50%	05/15/2026	7,531	7,982,860
CSC Holdings, LLC(k)	6.50%	02/01/2029	324	363,690
Virgin Media Secured Finance PLC (United Kingdom)(k)	5.50%	08/15/2026	2,252	2,361,785
				14,533,245
Chemicals & Plastics–0.15%
Avantor, Inc.(k)	6.00%	10/01/2024	1,290	1,386,750
Containers & Glass Products–0.62%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(k)	4.13%	08/15/2026	2,078	2,106,531
Berry Global, Inc.(k)	4.87%	07/15/2026	1,560	1,641,900
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(k)(l)	5.80%	07/15/2021	1,310	1,311,637
Trivium Packaging Finance B.V. (Netherlands)(k)	5.50%	08/15/2026	664	703,840
				5,763,908
Drugs–0.02%
Catalent Pharma Solutions, Inc.(k)	5.00%	07/15/2027	197	206,872
Electronics & Electrical–2.05%
CommScope, Inc.(k)	8.25%	03/01/2027	1,348	1,326,095
CommScope, Inc.(k)	6.00%	03/01/2026	4,411	4,514,659
Dell International LLC/EMC Corp.(k)	4.90%	10/01/2026	5,132	5,490,859
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029	6,414	6,959,554
Riverbed Technology, Inc.(k)	8.87%	03/01/2023	1,146	676,140
				18,967,307
Food Service–0.08%
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025	769	744,969
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–0.55%
CHS/Community Health Systems, Inc.(k)	8.00%	03/15/2026		$4,459	$ 4,291,787
IQVIA, Inc.(k)	5.00%	05/15/2027		770	815,238
					5,107,025
Industrial Equipment–0.63%
F-Brasile S.p.A / F-Brasile US LLC (Italy)(k)	7.38%	08/15/2026		5,735	5,849,700
Lodging & Casinos–0.10%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		834	864,232
VICI Properties 1 LLC / VICI FC, Inc.	8.00%	10/15/2023		81	88,966
					953,198
Nonferrous Metals & Minerals–0.50%
TiZir Ltd. (United Kingdom)(k)	9.50%	07/19/2022		4,337	4,585,728
Oil & Gas–0.01%
Pacific Drilling S.A.(k)	8.38%	10/01/2023		79	72,384
Publishing–0.61%
Clear Channel Worldwide Holdings, Inc.(k)	5.13%	08/15/2027		4,941	5,181,873
Clear Channel Worldwide Holdings, Inc.(k)	9.25%	02/15/2024		385	423,019
					5,604,892
Radio & Television–0.91%
Clear Channel International B.V.(k)	8.75%	12/15/2020		3,093	3,160,644
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026		1,683	1,771,357
iHeartCommunications, Inc.(k)	5.25%	08/15/2027		821	865,277
iHeartCommunications, Inc.	6.37%	05/01/2026		857	929,401
iHeartCommunications, Inc.	8.37%	05/01/2027		1,532	1,660,567
					8,387,246
Telecommunications–0.09%
Goodman Networks, Inc.	8.00%	05/11/2022		1,607	827,689
Windstream Services, LLC / Windstream Finance Corp.(i)(j)(k)	9.00%	06/30/2025		14	8,190
					835,879
Utilities–0.04%
Calpine Corp.(k)	5.25%	06/01/2026		374	380,078
Total U.S. Dollar Denominated Bonds & Notes (Cost $92,808,634)					94,639,049
Non-U.S. Dollar Denominated Bonds & Notes–9.10%(m)
Automotive–1.79%
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(k)(l)	4.88%	04/15/2024	EUR	8,703	9,492,909
Superior Industries International, Inc.(k)	6.00%	06/15/2025	EUR	1,412	1,319,467
Tenneco, Inc.(k)	5.00%	07/15/2024	EUR	5,144	5,762,228
					16,574,604
Building & Development–0.53%
Haya Finance 2017 S.A. (Spain)(k)	5.25%	11/15/2022	EUR	1,291	1,185,589
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(l)	5.13%	11/15/2022	EUR	4,086	3,752,039
					4,937,628
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–1.52%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	6,272	$ 6,665,611
Altice Luxembourg S.A. (Luxembourg)(k)	8.00%	05/15/2027	EUR	4,000	4,732,156
Altice Luxembourg S.A. REGS (Luxembourg)(k)	8.00%	05/15/2027	EUR	2,167	2,563,646
Virgin Media Finance PLC (United Kingdom)	5.12%	02/15/2022	GBP	100	123,911
					14,085,324
Containers & Glass Products–0.04%
Trivium Packaging Finance B.V. (Netherlands)(k)	3.75%	08/15/2026	EUR	291	342,499
Financial Intermediaries–3.36%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	08/01/2024	EUR	4,277	4,181,243
Arrow Global Finance PLC (United Kingdom)(k)	5.13%	09/15/2024	GBP	3,000	3,625,759
Cabot Financial Luxembourg II S.A. (United Kingdom) (3 mo. EURIBOR + 6.38%)(k)(l)	6.37%	06/14/2024	EUR	1,717	1,952,870
Garfunkelux Holdco 3 S.A. (Luxembourg)	8.50%	11/01/2022	GBP	2,000	2,300,725
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(k)(l)	4.50%	09/01/2023	EUR	6,999	6,795,717
Newday Bondco Plc (Jersey) (3 mo. GBP LIBOR + 6.50%)(k)(l)	7.27%	02/01/2023	GBP	836	941,429
Newday Bondco Plc (Jersey)(k)	7.37%	02/01/2024	GBP	9,994	11,258,372
					31,056,115
Food Service–0.10%
eG Global Finance PLC REGS (United Kingdom)(k)	3.63%	02/07/2024	EUR	367	393,584
eG Global Finance PLC REGS (United Kingdom)(k)	4.37%	02/07/2025	EUR	502	537,930
					931,514
Health Care–0.63%
IDH Finance Plc (United Kingdom)(k)	6.25%	08/15/2022	GBP	1,521	1,647,170
IDH Finance Plc (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(k)(l)	6.77%	08/15/2022	GBP	3,875	4,184,395
					5,831,565
Home Furnishings–0.59%
Shop Direct Funding PLC (United Kingdom)(k)	7.75%	11/15/2022	GBP	5,057	5,432,644
Lodging & Casinos–0.54%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(l)	6.14%	07/15/2025	GBP	4,202	4,959,602
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $91,840,350)					84,151,495
			Shares
Common Stocks & Other Equity Interests–7.93%(n)
Aerospace & Defense–0.40%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(e)(o)				221	3,694,493
Automotive–0.06%
ThermaSys Corp.(e)(o)				980,474	311,300
Transtar Holding Co., Class A (Acquired 04/11/2017; Cost $147,948)(e)(o)				2,348,384	199,613
					510,913
Building & Development–0.03%
Five Point Holdings LLC, Class A(o)				37,531	263,468
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(e)(o)				2,338	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788)(e)(o)				28	0
					263,468
Business Equipment & Services–0.05%
Checkout Holding Corp.(e)(o)				8,573	45,008
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
22	Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Business Equipment & Services–(continued)
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(e)(o)	5,101	$ 412,718
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(e)(o)	610	0
		457,726
Conglomerates–0.02%
Euramax International, Inc. (Acquired 07/09/2009; Cost $1,962,106)(e)(o)	1,870	158,933
Drugs–0.01%
Envigo RMS Holding Corp., Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(o)	4,658	26,644
Envigo RMS Holding Corp., Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(o)	7,468	42,717
		69,361
Financial Intermediaries–0.03%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(e)(o)	2,144	157,803
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(e)(o)	1,142	84,072
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(e)(o)	3,334	33
		241,908
Health Care–0.00%
Millennium International, Ltd.	148,019	12,952
Insurance–0.00%
Western and Southern Life Insurance Co. (The)	14	388
Lodging & Casinos–0.45%
Caesars Entertainment Corp.(o)	33,147	381,522
Twin River Worldwide Holdings, Inc.	167,864	3,802,120
		4,183,642
Oil & Gas–0.87%
AF Global, Inc.(e)(o)	409	22,904
C&J Energy Services, Inc.(o)	28,759	274,936
Fieldwood Energy LLC(o)	36,438	1,056,702
Fieldwood Energy LLC(o)	9,210	267,090
HGIM Corp.(e)(o)	3,536	44,200
HGIM Corp., Wts. expiring 07/02/2043(e)(o)	15,803	197,538
Pacific Drilling S.A.(o)	11,290	68,643
Paragon Offshore Finance Co., Class A (Cayman Islands) (e)(o)	2,560	755
Paragon Offshore Finance Co., Class B (Cayman Islands)(e)(o)	1,280	36,160
Samson Investment Co., Class A(o)	163,748	3,991,357
Transocean Ltd.(o)	232,965	1,059,991
Tribune Resources, Inc., Wts., expiring 04/03/2023 (Acquired 04/03/2018; Cost $8,064)(e)(o)	97,410	2,922
Tribune Resources, Inc.(o)	376,237	1,020,543
		8,043,741
Publishing–1.56%
Affiliated Media, Inc., Class B (Acquired 10/11/2007; Cost $5,595,972)(o)	87,369	1,747,376
Clear Channel Outdoor Holdings, Inc.(o)	356,175	926,055
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $1,384,908)(e)(o)	602,134	11,741,613
Tribune Publishing Co.	6,064	46,389
		14,461,433
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
23	Invesco Dynamic Credit Opportunities Fund

			Shares		Value
Radio & Television–0.22%
iHeartCommunications, Inc., Wts., expiring 05/01/2039(o)				133,678	$ 1,785,537
iHeartMedia, Inc.(o)				17,790	245,502
					2,031,039
Retailers (except Food & Drug)–0.05%
Claire’s Stores, Inc.(o)				734,420	262,500
Fullbeauty Brands Holdings Corp.(e)(o)				2,065	170,362
Payless, Inc.(e)(o)				79,627	0
Toys ’R’ Us-Delaware, Inc.				14	65,308
					498,170
Surface Transport–3.03%
Nobina AB(p)				4,969,706	28,026,799
Telecommunications–0.00%
Goodman Networks, Inc. (Acquired 05/31/2017; Cost $1,011)(e)(o)				101,108	0
Utilities–1.15%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(e)(o)				2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(e)(o)				3,283	0
Vistra Energy Corp.				412,446	10,290,527
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(o)				412,446	338,206
Vistra Operations Co. LLC(e)(o)				608,256	33,454
					10,662,187
Total Common Stocks & Other Equity Interests (Cost $70,266,016)					73,317,153
	Interest Rate	Maturity Date	Principal Amount (000)
Structured Products–3.66%
Adagio V CLO DAC, REGS, Series V-X, Class E (3 mo. EURIBOR + 5.15%)(k)(l)	5.15%	10/15/2031	EUR	263	270,478
Avoca CLO XVII, REGS, Series 17X, Class E (3 mo. EURIBOR + 5.95%)(k)(l)	5.95%	01/15/2030	EUR	3,750	4,129,929
Avoca CLO XX DAC, Class E, REGS (3 mo. EURIBOR + 5.75%)(k)(l)	5.75%	07/15/2032	EUR	606	641,321
Cadogan Square CLO XIII DAC (Ireland),
REGS, Series 13X, Class E (3 mo. EURIBOR + 5.75%)(k)(l)	5.75%	01/15/2032	EUR	515	544,906
REGS, Series 13X, Class D (3 mo. EURIBOR + 3.75%)(k)(l)	3.75%	01/15/2032	EUR	173	191,916
Clontarf Park CLO, REGS, Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	08/05/2030	EUR	4,988	5,322,981
CVC Cordatus Loan Fund XIV DAC CLO (Ireland),
Class E, REGS (3 mo. EURIBOR + 5.90%)(k)(l)	5.90%	05/22/2032	EUR	2,225	2,384,701
Class D1E, REGS (3 mo. EURIBOR + 3.87%)(k)(l)	3.87%	05/22/2032	EUR	890	988,009
Diamond CLO Ltd., Series 2019-1A, Class C (3 mo. USD LIBOR + 3.60%)(k)(l)	6.22%	04/25/2029		$1,921	1,919,047
Elm Park CLO, Ltd., REGS, Series 1X, Class D (3 mo. EURIBOR + 5.25%)(k)(l)	5.25%	04/16/2029	EUR	3,000	3,287,332
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(k)(l)	4.89%	07/15/2030		$2,044	2,044,002
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(k)(l)	7.03%	10/25/2028		$1,694	1,694,009
OCP Euro CLO (Ireland),
REGS, Series 2017-1, Class E (3 mo. EURIBOR + 5.35%)(k)(l)	5.35%	06/18/2030	EUR	2,850	3,076,536
REGS, Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	01/15/2032	EUR	1,405	1,497,187
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(k)(l)	7.15%	04/15/2026		$1,639	1,604,554
Palmerston Park CLO, REGS, Series 2017, Class D (3 mo. EURIBOR + 5.37%)(k)(l)	5.37%	04/18/2030	EUR	4,000	4,289,201
Total Structured Products (Cost $35,020,926)					33,886,109
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
24	Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Preferred Stocks–0.05%(n)
Automotive–0.02%
ThermaSys Corp., Series A	208,860	$ 166,827
Financial Intermediaries–0.03%
RJO Holdings Corp., Series A-2 (Acquired 12/10/2010; Cost $0)(e)	649	259,560
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A(e)	120	21,000
Vivarte, Class A (France) (Acquired 01/12/2018; Cost $0)(e)	39,369	0
Vivarte, Class A Preference Shares (France) (Acquired 01/12/2018; Cost $0)(e)	1,313	0
Vivarte, Class B Preference Shares (France) (Acquired 01/12/2018; Cost $0)(e)	1,313	0
		21,000
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(e)	120,295	48,118
Total Preferred Stocks (Cost $286,115)		495,505

Money Market Funds–3.97%
Invesco Government & Agency Portfolio,Institutional Class, 2.02%(q)	21,999,622	21,999,622
Invesco Treasury Portfolio,Institutional Class, 1.98%(q)	14,666,415	14,666,415
Total Money Market Funds (Cost $36,666,037)		36,666,037
TOTAL INVESTMENTS IN SECURITIES–153.54% (Cost $1,475,548,828)		1,419,849,204
BORROWINGS–(35.36)%		(327,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(13.47)%		(124,596,963)
OTHER ASSETS LESS LIABILITIES–(4.71)%		(43,527,444)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$ 924,724,797
Investment Abbreviations:
CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REGS	– Regulation S
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
25	Invesco Dynamic Credit Opportunities Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 8.
(g)	This variable rate interest will settle after August 31, 2019, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $8,187,823, which represented less than 1% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $204,406,987, which represented 22.10% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Securities acquired through the restructuring of senior loans.
(o)	Non-income producing security.
(p)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of August 31, 2019 represented 3.03% of the Fund’s Net Assets. See Note 5.
(q)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
Portfolio Composition†
By credit quality, based on total investments
as of August 31, 2019
AA+	0.15%
A	0.14
BBB-	4.77
BB+	3.71
BB	8.68
BB-	8.47
B+	17.48
B	20.04
B-	11.43
CCC+	4.19
CCC	0.91
CCC-	0.10
CC	0.18
D	0.05
Non-Rated	14.41
Equity	5.29
† Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
26	Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2019	Bank of America, N.A.	CHF	3,232,736	USD	3,291,938	$ 21,888
09/17/2019	Bank of America, N.A.	USD	20,932,849	GBP	17,259,863	80,919
09/17/2019	Barclays Bank PLC	GBP	17,309,635	USD	21,679,012	604,648
09/17/2019	Barclays Bank PLC	USD	21,049,963	GBP	17,354,233	78,699
10/15/2019	Barclays Bank PLC	EUR	61,557,096	USD	68,450,691	578,145
10/15/2019	Canadian Imperial Bank of Commerce	EUR	61,557,096	USD	68,647,243	774,697
09/17/2019	Citibank N.A.	EUR	60,508,032	USD	68,257,598	1,689,173
09/17/2019	Citibank N.A.	GBP	17,282,162	USD	21,643,522	602,605
10/15/2019	Citibank N.A.	EUR	61,557,096	USD	68,492,180	619,635
10/15/2019	Citibank N.A.	GBP	2,691,265	USD	3,304,542	24,043
10/15/2019	Citibank N.A.	SEK	269,616,490	USD	28,046,696	500,087
09/17/2019	Goldman Sachs International	EUR	60,508,032	USD	68,238,840	1,670,415
10/15/2019	Goldman Sachs International	EUR	7,108,887	USD	7,907,449	69,226
09/17/2019	JP Morgan Chase Bank, N.A.	GBP	17,282,162	USD	21,644,370	603,454
09/17/2019	JP Morgan Chase Bank, N.A.	SEK	278,964,507	USD	29,940,819	1,492,545
09/17/2019	Royal Bank of Canada	EUR	67,863,925	USD	76,557,438	1,896,365
09/17/2019	Royal Bank of Canada	SEK	2,952,006	USD	312,797	11,757
10/15/2019	Royal Bank of Canada	CHF	3,243,135	USD	3,336,813	47,639
10/15/2019	Royal Bank of Canada	EUR	40,916	USD	45,620	506
10/15/2019	Royal Bank of Canada	SEK	8,118,015	USD	840,939	11,525
10/15/2019	State Street Bank & Trust Co.	SEK	5,412,009	USD	561,370	8,427
09/17/2019	Toronto Dominion Bank	EUR	60,508,032	USD	68,244,589	1,676,164
09/17/2019	Toronto Dominion Bank	USD	20,935,627	GBP	17,259,863	78,140
10/15/2019	Toronto Dominion Bank	EUR	61,555,806	USD	68,672,027	800,904
Subtotal—Appreciation						13,941,606
Currency Risk
10/15/2019	Bank of America, N.A.	GBP	17,239,991	USD	20,932,055	(82,513)
09/17/2019	Barclays Bank PLC	USD	68,296,543	EUR	61,550,042	(581,740)
10/15/2019	Barclays Bank PLC	GBP	17,172,041	USD	20,852,381	(79,361)
09/17/2019	Canadian Imperial Bank of Commerce	USD	68,491,656	EUR	61,550,042	(776,854)
09/17/2019	Citibank N.A.	USD	71,922,185	EUR	64,739,183	(698,823)
09/17/2019	Citibank N.A.	USD	25,875,618	SEK	249,198,453	(462,830)
10/15/2019	Citibank N.A.	USD	2,668,731	EUR	2,396,361	(26,516)
09/17/2019	Goldman Sachs International	USD	281,759	SEK	2,706,005	(5,806)
09/17/2019	Royal Bank of Canada	USD	3,317,386	CHF	3,232,736	(47,336)
09/17/2019	Royal Bank of Canada	USD	2,460,627	SEK	23,616,044	(52,307)
10/15/2019	Royal Bank of Canada	USD	1,405,701	SEK	13,530,024	(23,343)
10/15/2019	State Street Bank & Trust Co.	USD	252,375	SEK	2,460,004	(1,037)
09/17/2019	Toronto Dominion Bank	USD	68,516,317	EUR	61,548,752	(802,934)
10/15/2019	Toronto Dominion Bank	GBP	17,239,991	USD	20,934,831	(79,737)
09/17/2019	UBS AG	USD	668,017	SEK	6,396,012	(15,764)
Subtotal—Depreciation						(3,736,901)
Total Forward Foreign Currency Contracts						$10,204,705

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
27	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $1,438,882,791)	$ 1,355,156,368
Investments in affiliates, at value (Cost $36,666,037)	64,692,836
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	13,941,606
Cash	35,861,797
Foreign currencies, at value (Cost $6,353,005)	6,365,388
Receivable for:
Investments matured, at value (Cost $31,693,278)	1,589,097
Interest and fees	9,226,828
Investments sold	94,208,832
Investment for trustee deferred compensation and retirement plans	19,044
Other assets	457,861
Total assets	1,581,519,657
Liabilities:
Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	124,596,963
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	3,736,901
Payable for:
Borrowings	327,000,000
Investments purchased	186,030,366
Dividends	340,141
Accrued fees to affiliates	11,203
Accrued interest expense	1,391,208
Accrued trustees’ and officers’ fees and benefits	3,863
Accrued other operating expenses	145,865
Trustee deferred compensation and retirement plans	19,044
Unfunded loan commitments	13,519,306
Total liabilities	656,794,860
Net assets applicable to common shares	$ 924,724,797
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$ 1,036,786,880
Distributable earnings	(112,062,083)
$ 924,724,797
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	74,094,284
Net asset value per common share	$ 12.48
Market value per common share	$ 10.85

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
28	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 39,512,556
Dividends from affiliates (net of foreign withholding taxes of $298,207)	1,880,920
Dividends	430,912
Other income	156,963
Total investment income	41,981,351
Expenses:
Advisory fees	8,714,669
Administrative services fees	65,848
Custodian fees	53,320
Interest, facilities and maintenance fees	8,110,703
Transfer agent fees	18,590
Trustees’ and officers’ fees and benefits	18,132
Registration and filing fees	33,273
Reports to shareholders	24,705
Professional services fees	165,305
Other	54,099
Total expenses	17,258,644
Less: Fees waived	(7,875)
Net expenses	17,250,769
Net investment income	24,730,582
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(5,750,255)
Foreign currencies	116,222
Forward foreign currency contracts	15,594,390
9,960,357
Change in net unrealized appreciation (depreciation) of:
Investment securities	(26,987,629)
Foreign currencies	341,757
Forward foreign currency contracts	6,862,915
(19,782,957)
Net realized and unrealized gain (loss)	(9,822,600)
Net increase (decrease) in net assets resulting from operations applicable to common shares	$ 14,907,982
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
29	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 24,730,582	$ 45,323,883
Net realized gain	9,960,357	15,701,624
Change in net unrealized appreciation (depreciation)	(19,782,957)	(30,220,209)
Net increase in net assets resulting from operations applicable to common shares	14,907,982	30,805,298
Distributions to common shareholders from distributable earnings	(28,155,828)	(67,425,799)
Net increase (decrease) in net assets applicable to common shares	(13,247,846)	(36,620,501)
Net assets applicable to common shares:
Beginning of period	937,972,643	974,593,144
End of period	$924,724,797	$ 937,972,643
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
30	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 14,907,982
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(634,681,936)
Proceeds from sales of investments	672,442,792
Purchases of short-term investments, net	(17,680,103)
Amortization of premium on investment securities	912,616
Accretion of discount on investment securities	(2,077,200)
Increase in receivables and other assets	(952,315)
Decrease in accrued expenses and other payables	(250,582)
Net realized loss from investment securities	5,750,255
Net change in unrealized depreciation on investment securities	26,987,629
Net change in unrealized appreciation of forward foreign currency contracts	(6,862,915)
Net cash provided by operating activities	58,496,223
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(28,409,337)
Net cash provided by (used in) financing activities	(28,409,337)
Net increase in cash and cash equivalents	30,086,886
Cash and cash equivalents at beginning of period	48,806,336
Cash and cash equivalents at end of period	$ 78,893,222
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 8,185,799
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
31	Invesco Dynamic Credit Opportunities Fund

Consolidated Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value per common share, beginning of period	$ 12.66	$ 13.15	$ 13.25	$ 11.51	$ 13.28	$ 13.82
Net investment income(a)	0.33	0.61	0.71	0.89	0.97	0.92
Net gains (losses) on securities (both realized and unrealized)	(0.13)	(0.19)	0.02	1.73	(1.84)	(0.56)
Total from investment operations	0.20	0.42	0.73	2.62	(0.87)	0.36
Less:
Dividends paid to common shareholders from net investment income	(0.38)	(0.91)	(0.62)	(0.57)	(0.56)	(0.90)
Return of capital	—	—	(0.21)	(0.31)	(0.34)	—
Total distributions	(0.38)	(0.91)	(0.83)	(0.88)	(0.90)	(0.90)
Net asset value per common share, end of period	$ 12.48	$ 12.66	$ 13.15	$ 13.25	$ 11.51	$ 13.28
Market value per common share, end of period	$ 10.85	$ 11.06	$ 11.59	$ 12.40	$ 9.97	$ 12.07
Total return at net asset value(b)	2.02%	4.44%	6.33%	24.21%	(6.03)%	3.29%
Total return at market value(c)	1.52%	3.52%	0.14%	34.20%	(10.44)%	0.57%
Net assets applicable to common shares, end of period (000’s omitted)	$924,725	$937,973	$ 974,593	$981,758	$853,086	$983,798
Portfolio turnover rate(d)	40%	69%	89%	87%	88%	103%
Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.67% (e)(f)	3.50% (f)	3.07% (f)	2.78% (f)	2.68% (f)	2.52% (f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.94% (e)	1.97%	1.96%	1.94%	2.01%	1.96%
Without fee waivers and/or expense reimbursements	3.67% (e)	3.50%	3.07%	2.78%	2.68%	2.52%
Ratio of net investment income to average net assets	5.26% (e)	4.72%	5.45%	6.98%	7.61%	6.72%
Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$125,000	$125,000	$ 75,000	$125,000	$125,000	$125,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$ 4,209	$ 4,249	$ 3,725	$ 4,513	$ 4,691	$ 4,071
Total borrowings (000’s omitted)	$327,000	$327,000	$ 385,000	$315,000	$265,000	$361,000
Asset coverage per preferred share(h)	$839,780	$850,378	$1,398,919	$885,323	$782,469	$887,038
Liquidating preference per preferred share	$100,000	$100,000	$ 100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $934,769.
(f)	Includes fee waivers which were less than 0.005% per share.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares, at liquidation value) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
32	Invesco Dynamic Credit Opportunities Fund

Notes to Consolidated Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Dynamic Credit Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Fund may participate in direct lending opportunities through its indirect investment in the Invesco Dynamic Credit Opportunities Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Fund owns all beneficial and economic interests in the Invesco Dynamic Credit Opportunities Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Fund may invest up to 25% of its total net assets in the Loan Origination Trust.
The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.	Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
33	Invesco Dynamic Credit Opportunities Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income are declared and paid monthly to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
G.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
H.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
34	Invesco Dynamic Credit Opportunities Fund

I.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
M.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
N.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
O.	Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
35	Invesco Dynamic Credit Opportunities Fund

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
P.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (“the Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser monthly based on the annual rate of 1.25% of the Fund’s average daily managed assets. Managed assets for this purpose means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of GAAP.)
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2019, the Adviser waived advisory fees of $7,875.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
36	Invesco Dynamic Credit Opportunities Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2019, there were transfers from Level 3 to Level 2 of $16,323,999, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $22,606,126, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$ —	$ 975,887,327	$ 120,806,529	$ 1,096,693,856
U.S. Dollar Denominated Bonds & Notes	—	94,639,049	—	94,639,049
Non-U.S. Dollar Denominated Bonds & Notes	—	84,151,495	—	84,151,495
Common Stocks & Other Equity Interests	17,359,153	38,574,758	17,383,242	73,317,153
Structured Products	—	33,886,109	—	33,886,109
Preferred Stocks	—	166,827	328,678	495,505
Money Market Funds	36,666,037	—	—	36,666,037
Investments Matured	—	1,055,088	534,009	1,589,097
Total Investments in Securities	54,025,190	1,228,360,653	139,052,458	1,421,438,301
Other Investments - Assets*
Forward Foreign Currency Contracts	—	13,941,606	—	13,941,606
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,736,901)	—	(3,736,901)
Total Other Investments	—	10,204,705	—	10,204,705
Total Investments	$54,025,190	$1,238,565,358	$139,052,458	$ 1,431,643,006

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2019:
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/19
Variable Rate Senior Loan Interests	$ 103,236,691	$54,462,917	$(29,344,397)	$348,132	$261,073	$ (2,697,460)	$ 10,696,745	$(16,157,172)	$ 120,806,529
Common Stocks & Other Equity Interests	5,346,143	961,291	(67,094)	–	35,560	(671,186)	11,778,528	–	17,383,242
Preferred Stocks	264,842	–	–	–	–	209,663	21,000	(166,827)	328,678
Investments Matured	420,242	3,914	–	1,579	–	(1,579)	109,853	–	534,009
Total	$109,267,918	$55,428,122	$(29,411,491)	$349,711	$ 296,633	$(3,160,562)	$ 22,606,126	$(16,323,999)	$139,052,458
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 4—Derivative Investments
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$13,941,606
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$13,941,606
37	Invesco Dynamic Credit Opportunities Fund

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$ (3,736,901)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$ (3,736,901)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2019.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$ 102,807	$ (82,513)	$ 20,294	$–	$–	$ 20,294
Barclays Bank PLC	1,261,492	(661,101)	600,391	–	–	600,391
Canadian Imperial Bank of Commerce	774,697	(776,854)	(2,157)	–	–	(2,157)
Citibank N.A.	3,435,543	(1,188,169)	2,247,374	–	–	2,247,374
Goldman Sachs International	1,739,641	(5,806)	1,733,835	–	–	1,733,835
JP Morgan Chase Bank, N.A.	2,095,999	–	2,095,999	–	–	2,095,999
Royal Bank of Canada	1,967,792	(122,986)	1,844,806	–	–	1,844,806
State Street Bank & Trust Co.	8,427	(1,037)	7,390	–	–	7,390
Toronto Dominion Bank	2,555,208	(882,671)	1,672,537	–	–	1,672,537
UBS AG	–	(15,764)	(15,764)	–	–	(15,764)
Total	$13,941,606	$ (3,736,901)	$10,204,705	$–	$–	$10,204,705
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$15,594,390
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	6,862,915
Total	$22,457,305
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$1,193,948,993
NOTE 5—Investments in Other Affiliates
The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2019.
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 08/31/19	Dividend Income
Nobina Europe AB	$34,517,826	$–	$–	$(6,491,027)	$–	$28,026,799	$1,689,842
38	Invesco Dynamic Credit Opportunities Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a $400 million revolving credit and security agreement which will expire on December 5, 2019. The revolving credit and security agreement is secured by the assets of the Fund.
During the six months ended August 31, 2019, the average daily balance of borrowing under the revolving credit and security agreement was $327,000,000 with a weighted interest rate of 2.25%. The carrying amount of the Fund’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Unfunded Loan Commitments
As of August 31, 2019, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
Borrower	Type	Principal Amount(a)		Value
Allied Universal Holdco LLC	Delayed Draw Term Loan		$ 537,765	$ 537,765
Evergood 4 APS	Term Loan B-1E	EUR	36,863	40,565
IAP Worldwide Services	Revolver Loan		1,444,403	1,444,403
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		155,262	152,643
MM Holdphone	Delayed Draw Term Loan	EUR	108,312	119,858
Pacific Gas and Electric Co.	Delayed Draw Term Loan		1,129,077	1,129,077
SRAM, LLC	Delayed Draw Term Loan		746,715	746,715
Tackle Group S.a.r.l.	Revolver Loan	EUR	740,826	808,021
Transtar Holding Co.	Delayed Draw Term Loan		157,647	157,647
Unilabs Diagnostics AB	Revolver Loan	EUR	6,438,814	7,027,677
Vue International Bidco PLC	Delayed Draw Term Loan	EUR	1,223,774	1,354,935
				$13,519,306
(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
Currency Abbreviations:
EUR – Euro
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,122,116	$45,473,077	$48,595,193

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
39	Invesco Dynamic Credit Opportunities Fund

NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $612,197,618 and $565,888,030, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 75,119,320
Aggregate unrealized (depreciation) of investments	(155,871,700)
Net unrealized appreciation (depreciation) of investments	$ (80,752,380)
Cost of investments for tax purposes is $1,512,395,386.
NOTE 11—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	74,094,284	74,094,284
Shares issued through dividend reinvestment	—	—
Ending shares	74,094,284	74,094,284
The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 12—Variable Rate Demand Preferred Shares
On June 14, 2018, the Fund issued 1,250 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRDP Shares were used to redeem all of the Fund’s outstanding VRTP Shares. VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Fund is required to redeem all outstanding VRDP Shares on June 1, 2028, unless earlier redeemed or repurchased. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Fund will be required to segregate assets having a value equal to 110% of the redemption amount.
The Fund incurred costs in connection with the transfer of the VRDP Shares that are recorded as a deferred charge and are being amortized over a period of ten years to June 1, 2028. Amortization of these costs is included in Interest, facilities and maintenance fees on the Consolidated Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities.
Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2019, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the period, March 1, 2019 through August 31, 2019, were $125,000,000 and 2.50%, respectively.
The Fund is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP shares’ governing document) remains unchanged. At period-end, the Fund’s Adviser has determined that fair value of VRDP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.
NOTE 13—Dividends
The Fund declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.065	September 18, 2019	September 30, 2019
October 1, 2019	$0.075	October 16, 2019	October 31, 2019
40	Invesco Dynamic Credit Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Dynamic Credit Opportunities Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. and Invesco Asset Management Limited currently manage assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the implementation of a loan origination strategy for the Fund.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted

41                         Invesco Dynamic Credit Opportunities Fund

that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board also noted that the contractual management fee is a legacy fee charged to the Fund under a prior adviser. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

42                         Invesco Dynamic Credit Opportunities Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Dynamic Credit Opportunities Fund (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Cynthia Hostetler	67,904,093.03	1,627,952.00
	Eli Jones	68,371,369.03	1,160,766.00
	Ann Barnett Stern	68,321,550.03	1,210,495.00
	Raymond Stickel, Jr.	67,892,226.03	1,639,909.00
(2).	Prema Mathai-Davis	1,250.00	0.00

43                         Invesco Dynamic Credit Opportunities Fund

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-22043	VK-CE-DCO-SAR-1

ITEM 2.   CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019